Leases - Narrative (Details)	1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Feb. 28, 2018 USD ($) lease_term	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Lessee, Lease, Description [Line Items]
Lease term	11 years 9 months
Number of terms | lease_term	2
Renewal term	5 years
Option to purchase, period	36 months
Remaining lease term						9 years 6 months
Discount rate						5.00%
Operating cash flows from finance leases						$ 800,000
Payments to acquire property and equipment		$ 24,521,000	$ 1,439,000	$ 6,303,000	$ 15,180,000	22,324,000	$ 21,100,000	$ 9,155,000
Capital lease obligations, current							660,000
Minimum
Lessee, Lease, Description [Line Items]
Option to purchase, purchase price	$ 23,700
Maximum
Lessee, Lease, Description [Line Items]
Option to purchase, purchase price	$ 25,100
Building
Lessee, Lease, Description [Line Items]
Property and equipment						$ 0	33,248,000
Payments to acquire property and equipment							20,800,000
Other Noncurrent Liabilities
Lessee, Lease, Description [Line Items]
Capital lease obligations, noncurrent							11,700,000
Accrued Expenses And Other Current Liabilities
Lessee, Lease, Description [Line Items]
Capital lease obligations, current							$ 700,000